Leases (Schedule Of Lease Commitments, And Lease Or Sublease Receipts Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions	Jan. 31, 2011
Operating lease commitment
2012	$ 139
2013	115
2014	91
2015	75
2016	62
2017 and thereafter	172
Total	654
Lease or sublease receipts
2012	8
2013	8
2014	6
2015	4
2016	4
2017 and thereafter	42
Total	$ 72